Depreciation, Amortization And Asset Removal Costs - Schedule of Depreciation and Amortization (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation of property, plant and equipment	$ 664	$ 647
Amortization of intangible assets	81	71
Amortization of regulatory assets	25	22
Depreciation and amortization	770	740
Asset removal costs	101	90
Total depreciation and amortization	$ 871	$ 830